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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2011 (Unaudited)

Shares				Value
MUTUAL FUND: 99.6%
75,947,860		Blackrock Liquidity Funds TempFund Portfolio - Class I		$75,947,860
		Total Investments in Securities (Cost $75,947,860)*	99.6%	$75,947,860
		Other Assets and Liabilities - Net	0.4	312,316
		Net Assets	100.0%	$76,260,176

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$75,947,860	$—	$—	$75,947,860
Total Investments, at value	$75,947,860	$—	$—	$75,947,860
Other Financial Instruments+:
Futures	78,240	—	—	78,240
Total Assets	$76,026,100	$—	$—	$76,026,100

Liabilities Table
Other Financial Instruments+:
Equity forward contracts	$—	$(508,838)	$—	$(508,838)
Futures	(252,338)	—	—	(252,338)
Total Liabilities	$(252,338)	$(508,838)	$—	$(761,176)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forward contracts, futures, swaps, and written options. Forward foreign currency contracts, equity forward contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2011 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on January 31, 2011:

				Unrealized
	Number			Appreciation/
Contract Description	of Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	80	03/18/11	$6,241,600	$78,240
U.S. Dollar Index	72	03/14/11	5,606,281	(175,444)
			$11,847,881	$(97,204)

Short Contracts
CBOE Volatility Index	100	02/15/11	$1,910,000	$(72,103)
U.S. Treasury 10-Year Note	19	03/22/11	2,295,141	(4,791)
			$4,205,141	$(76,894)

ING Alternative Beta Fund Open OTC Equity Forward Contracts on January 31, 2011:

				Unrealized
	Number			Appreciation/
Contract Description	of Contracts	Expiration Date	Notional Value	(Depreciation)
MSCI EME Index, Strike Price 442.911, Counterparty: ABN Amro Bank N.V.	28,553	04/11/11	$12,137,600	$(508,838)
			$12,137,600	$(508,838)

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2011 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Derivatives Fair Value*
Equity contracts	$(502,701)
Interest rate contracts	(4,791)
Foreign exchange contracts	(175,444)
Total	$(682,936)

* Forward foreign currency contracts, equity forwards and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.1%

267,144		ING Alternative Beta Fund - Class I		$2,951,939
202,046		ING Emerging Countries Fund - Class I		5,873,477
275,424		ING Global Equity Dividend Fund - Class I		2,944,285
178,756		ING Global Real Estate Fund - Class I		2,958,405
306,499		ING High Yield Bond Fund - Class I		2,390,690
1,153,981		ING Index Plus International Equity Fund - Class I		10,039,633
1,636,881		ING Intermediate Bond Fund - Class I		15,501,262
72,798		ING International SmallCap Multi-Manager Fund - Class I		2,950,518
145,667	@	ING MidCap Opportunities Fund - Class I		2,954,130
158,019	@	ING Small Company Fund - Class I		2,362,382
882,793		ING Tactical Asset Allocation Fund - Class I		8,307,085
		Total Affiliated Investment Companies (Cost $55,765,517)*	99.1%	$59,233,806
		Other Assets and Liabilities - Net	0.9	535,245
		Net Assets	100.0%	$59,769,051

	@	Non-income producing security
	*	Cost for federal income tax purposes is $56,569,650.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,537,804
		Gross Unrealized Depreciation		(873,648)
		Net Unrealized Appreciation		$2,664,156

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$59,233,806	$—	$—	$59,233,806
Total Investments, at value	$59,233,806	$—	$—	$59,233,806

Liabilities Table
Other Financial Instruments+:
Written options	—	(151,193)	—	(151,193)
Total Liabilities	$—	$(151,193)	$—	$(151,193)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2011 (Unaudited) (continued)

Written OTC Call Options

Number of			Expiration	Strike		Premiums	Fair
Contracts	Counterparty	Description	Date	Price		Received	Value
2,560	Credit Suisse First Boston	S&P 500® Index	02/23/11	1,291.18	USD	$51,226	$(41,920)
1,003	Credit Suisse First Boston	Russell 2000® Index	02/23/11	779.96	USD	19,248	(18,983)
1,061	Credit Suisse First Boston	S&P Midcap 400® Index	02/23/11	923.25	USD	18,217	(19,847)
64,300	Credit Suisse First Boston	iShares® MSCI EAFE Index Fund	02/23/11	59.72	USD	80,375	(70,443)
						$169,066	$(151,193)

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 29, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 29, 2011